Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Convertible Notes Payable [Abstract]
Convertible Notes Payable

Note 6 – Convertible Notes Payable

Convertible notes payable as of June 30, 2025 and December 31, 2024 is as follows:

	Outstanding Principal as of	Outstanding Principal as of				Warrants Granted
	June 30, 2025	December 31, 2024	Interest Rate	Conversion Price	Maturity Date	Quantity	Exercise Price
The March 13, 2024 Loan Agreement	$1,100,000	$1,100,000	10%	8.50	Sep 2025	–	–
The First April 2nd Loan Agreement	94,673	105,370	18	2.50	Sep 2025	11,112	$5
The November 22, 2024 Loan Agreement	30,000	30,000	18	1.00	Sep 2025	120,000	$0.87
	1,224,673	1,235,370
Less: Debt Discount	–	(19,212)
Total	$1,224,673	$1,216,158

The March 13 Loan Agreement

On March 13, 2024, the Company entered into a restructuring agreement with two of the remaining holders of the May 2022 Convertible Notes (the “First March 13 Loan Agreement”). As part of the agreement, the principal balance of the notes, each $495,000, was combined into a single note and increased to $1,100,000 and the conversion price was reduced to $8.50 per share. The notes accrue interest at a rate of 10% per annum for the first 12 months following closing and 15% thereafter, with interest payable monthly in cash beginning April 15, 2024. The maturity date was extended to 18 months from the date of closing, to September 13, 2025.

As additional consideration for the exchange, the Company cancelled all Series C and Series D Warrants held by the noteholders and issued preferred shares convertible into 30,000 shares of the Company’s common stock. The Company also granted the noteholders a first-priority security interest in all of its assets and those of its subsidiaries.

Since the present value of the cash flows of the new and old debt were more than 10% different, the Company used extinguishment accounting under ASC 470-50. As part of the agreement, the Company recognized a $110,000 loss on extinguishment of debt due to the additional principal and a $148,907 gain on extinguishment of debt due to the forgiveness of accrued interest.

The First April 2nd Loan Agreement

On April 2, 2024, the Company entered into a loan agreement (the “First April 2 Loan Agreement”) with a lender (the “First April 2 Lender”), whereby the First April 2 Lender issued the Company a promissory note of $55,556 (the “First April 2 Note”). The maturity date of the First April 2 Note was October 2, 2024 (the “Maturity Date”). The First April 2 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $2.50. As additional consideration for entering in the First April 2 Loan Agreement, the Company issued 11,112 warrants of the Company’s common stock. The Company recorded a $5,556 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $31,210 to the debt instrument (56%) and $24,346 to the warrants (44%). The Company recorded $14,951 of debt discount relating to an original issue discount, which was amortized over the life of the note to accretion of debt discount and issuance cost. The debt discount is fully amortized as of December 31, 2024.

On October 15, 2024 the Lender agreed to amend the loan agreement, whereby the Maturity Date was extended to April 2, 2025. As consideration for the exchange, the Company agreed to increase the principal to $108,970, which was inclusive of all penalty principal additions and original issue discounts. The amendment was accounted for as a debt modification in accordance with ASC 470-50. As part of the agreement, the Company is required to make monthly payments of $1,800 towards the balance of the note per month.

On April 10, 2025, the Lender agreed to amend the loan agreement, whereby the Maturity Date was extended to June 30, 2025. As consideration for the extension, the Company agreed to pay a one-time payment of $7,500 against the note, reinstate an 18% annualized interest rate, and continue $1,800 month payments. After the six months ending June 30, 2025, the Lender agreed to extend the Maturity Date to September 30, 2025. See Subsequent Events.

During the six months ended June 30, 2025, the Company paid $10,699 towards principal and $2,202 towards interest of this note.

The November 22nd Loan Agreement

On November 22, 2024, the Company entered into a promissory note agreement (the “November 22 Loan Agreement”) with a lender (“November 22 lender”), whereby the November 22 lender issued the Company a convertible promissory note of $30,000 (the “November 22 Note”) with an original issuance discount of $5,000. The November 22 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $1.00, or the lesser of and the lowest per-share amount of any financing consummated after the date of the Agreement. As additional consideration for entering in the November 22 Loan Agreement, the Company issued 120,000 warrants of the Company’s common stock. The original maturity date of the November 22 Note was March 22, 2025.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $6,537 to the debt instrument (22%) and $24,463 to the warrants (78%).

During the year ended December 31, 2024, the Company recorded a $29,463 debt discount relating to an original issue discount and the issuance of warrants, which is being amortized over the life of the note to accretion of debt discount and issuance cost. As of June 30, 2025, the debt discount had been fully amortized.

On April 10, 2025, the Lender agreed to amend the loan agreement, whereby the Maturity Date was extended to June 30, 2025. As consideration for the extension, the Company agreed to reinstate an 18% annualized interest rate. After the six months ending June 30, 2025, the Lender agreed to extend the Maturity Date to September 30, 2025. See Subsequent Events.

Note 6 – Convertible Notes Payable

Convertible notes payable as of December 31, 2024 and December 31, 2023 is as follows:

	Outstanding Principal as of	Outstanding Principal as of					Warrants Granted
Note Name	December 31, 2024	December 31, 2023	Interest Rate	Conversion Price		Maturity Date	Quantity	Exercise Price
The First May 2022 Convertible Note Offering	$–	$495,000	18%	$1,000	(*)	Nov 2022	4,000	$ 1,500 – $3,000
The Second May 2022 Convertible Note Offering	–	495,000	18	1,000	(*)	Nov 2022	4,000	$ 1,500 – $3,000
The July 2022 Convertible Note Offering	–	1,756,159	18	5.00	(*)	Mar 2023	4,300	$5
The December 2022 Convertible Loan Agreement	–	250,000	–	12.50	(*)	Apr 2023	1,125	$100
The January 2023 Convertible Loan Agreement	–	847,500	–	12.50	(*)	Jun 2023	–	–
The February 2023 Convertible Loan Agreement	–	1,387,500	–	12.50	(*)	Jun 2023	–	–
The April 2023 Loan Agreement	–	65,167	10		(*)	Apr 2024	–	–
The May 16 2023 Loan Agreement	–	213,878	10	5.00		Apr 2024	4,400	$63
The May 24 2023 Loan Agreement	–	31,146	10		(*)	Feb 2024	–	–
The June 2023 Loan Agreement	–	50,600	–	5.00	(*)	Dec 2023	173	$100
The July 2023 Loan Agreement	–	143,000	10		(*)	Jul 2024	–	–
The October 2023 Loan Agreement	–	111,111	–	8.00	(*)	Oct 2024	–	–
The March 13, 2024 Loan Agreement	1,100,000	–	10	8.50	(*)	Sep 2025	–	–
The First April 2nd Loan Agreement	105,370	–	–	2.50		Jul 2025	11,112	$5
The November 22, 2024 Loan Agreement	30,000	–	18	1.00	(*)	Jul 2025	120,000	$0.87
	1,235,370	5,846,061
Less: Debt Discount	(19,213)	(323,887)
Less: Debt Issuance Cost	–	–
Total	$1,216,158	$5,535,111

(*)	As subject to adjustment as further outlined in the notes

The May 2022 Convertible Note Offering

During May of 2022, the Company conducted two closings of a private placement offering to accredited investors (including the The First May 2022 Convertible Note Offering and The Second May 2022 Convertible Note Offering, collectively “The May 2022 Offering”) of units of the Company’s securities by entering into subscription agreements with “accredited investors (the “May 2022 Investors”) for aggregate gross proceeds of $4,000,000. The May 2022 convertible notes are convertible into shares of the Company’s common stock, par value $.001 per share, at a conversion price of $1,000 per share. As additional consideration for entering in the May 2022 Offering, the Company issued 8,000 warrants of the Company’s common stock. Both notes matured on November 30, 2022.

The Company recorded a $1,895,391 debt discount relating to 8,000 warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The Company recorded a $399,964 debt discount relating to an original issue discount and $125,300 of debt issuance costs related to fees paid to vendors relating to the offering. The debt discount was amortized over the life of the note and was fully amortized prior to December 31, 2023.

On September 2, 2022, the Company went into default on these notes. As part of the default terms the Company owed 110% of the principal outstanding and the notes accrued interest at a rate of 18%.

On September 15, 2022, the Company and May 2022 Investors agreed to forgive default interest and extend the maturity date to March 31, 2023, for a reduced conversion price of $100 for the convertible notes and warrants. Since the present value of the cash flows of the new and old debt were more than 10% different, the Company used extinguishment accounting. As part of the agreement, the Company recognized $1,083,684 as a loss on extinguishment of debt due to the remaining debt discount and recognized $331,861 as a gain on extinguishment of debt due to the forgiveness of interest. The Company also recognized an additional $75,610 of debt discount from the change in relative fair value on the warrants, which was fully amortized in 2023.

On March 13, 2024, the Company entered into a separate restructuring agreement with the remaining May 2022 Investors, converting the principal balances into the March 13 Loan Agreement and recognizing a $148,907 gain on settlement of debt for each note, or a total gain of $297,814, related to the forgiveness of interest.

The July 2022 Convertible Note Offering

During July of 2022, the Company conducted multiple closings of a private placement offering to 10 accredited investors (the “July 2022 Convertible Note Offering”) of units of the Company’s securities by entering into subscription agreements with “accredited investors” (the “July 2022 Investors”) for aggregate gross proceeds of $2,150,000. The July 2022 convertible notes are convertible into shares of the Company’s common stock, par value $.001 per share at a conversion price of $1,000 per share. As additional consideration for entering in the July 2022 Convertible Note Offering, the Company issued 4,300 warrants of the Company’s common stock. The July 2022 Convertible Note matures on November 30, 2022.

The Company recorded a $863,792 debt discount relating to 4,300 warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The Company recorded a $214,981 debt discount relating to an original issue discount. The debt discount was amortized over the life of the note.

On September 2, 2022, the Company went into default on these notes. As part of the default terms the Company owes 110% of the principal outstanding and the notes accrue interest at a rate of 18%.

On September 15, 2022, the Company and the July Investors agreed to forgive default interest and extend the maturity date to March 31, 2023, for a reduced conversion price of $100 for the convertible notes and warrants. Since the present value of the cash flows of the new and old debt were more than 10% different, the Company used extinguishment accounting. As part of the agreement the Company recognized $339,594 as loss on extinguishment of debt due to the remaining debt discount and recognized $230,162 as a gain on extinguishment of debt due to the forgiveness of interest.

During the year ended December 31, 2023, the Company repaid $1,785,686 in principal in cash and investors converted $259,285 in principal into shares of the Company’s common stock.

During the year ended December 31, 2024, all July 2022 Investors converted all outstanding note amounts into the Company’s Preferred Series F stock. The Company recognized a $305,136 gain on settlement of debt. During the year ended December 31, 2024, the notes collectively accrued $74,469 in interest.

The December 2022 Convertible Loan Agreement

On December 12, 2022, the Company entered into a loan agreement (the “December 2022 Loan Agreement”) with a lender (the “December 2022 Lender”), whereby the December 2022 Lender issued the Company a promissory note of $750,000 (the “December 2022 Note”). Pursuant to the December 2022 Loan Agreement. The maturity date of the December 2022 Note is April 24, 2023 (the “Third October 2022 Maturity Date”).

The Second October 2022 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $100.

The Company recorded a $241,773 debt discount relating to an original issue discount and $508,227 relating to the beneficial conversion feature. The debt discount is being amortized over the life of the note. The Company amortized $642,857 during the year ended December 31, 2023.

During the year ended December 31, 2023, the December 2022 Lender converted $500,000 into 5,000 shares of the Company’s common stock and recorded $7,397 of interest.

On October 6, 2023, the Company entered into a restructuring agreement with the December 2022 Lender whereby the maturity date was extended to February 28, 2024 And the conversion price was lowered to $12.50.

On February 12, 2024, the December 2022 Lender converted $250,000 of this note into the Company’s Preferred Series F stock, completing the note.

During the year ended December 31, 2024, the note recorded $2,671 in interest.The Company recorded $27,603 as a gain on extinguishment of debt related to the forgiveness of all accrued interest at the time of conversion.

The January 2023 Loan Agreement

On January 13, 2023, the Company entered into a loan agreement (the “January 2023 Loan Agreement”) with a lender (the “January 2023 Lender”), whereby the January 2023 Lender issued the Company a promissory note of $847,500 (the “January 2023 Note”). The maturity date of the January 2023 Note is June 13, 2023 (the “January 2023 Maturity Date”).

The January 2023 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $100.

The Company recorded a $847,500 debt discount relating to a $97,500 original issue discount and $750,000 relating to the fair value of the embedded derivative components of the note. The debt discount was being accreted over the life of the note to accretion of debt discount and issuance cost. The Company expensed $847,500 in the year ending December 31, 2023 as a result of the amortization of the debt discount..

On October 6, 2023, the Company entered into a restructuring agreement with the January 2023 Lender whereby the maturity date was extended to February 28, 2024 and the conversion price was lowered to $12.50.

On February 12, 2024, the December 2022 Lender converted $750,000 of this note into the Company’s Preferred Series F stock, completing the note.

The Company recorded $97,500 as a gain on extinguishment of debt relating to the forgiveness of the original issuance discount upon conversion.

The February 2023 Loan Agreement

On February 1, 2023, the Company entered into a loan agreement (the “February 2023 Loan Agreement”) with a lender (the “February 2023 Lender”), whereby the February 2023 Lender issued the Company a promissory note of $1,387,500 (the “February 2023 Note”). The maturity date of the February 2023 Note was August 1, 2023 (the “February 2023 Maturity Date”).

The February 2023 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $100.

The Company recorded a $1,387,500 debt discount relating to a $137,500 original issue discount and $1,250,000 relating to the fair value of embedded derivative components of the note. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost. The Company expensed $1,387,500 in 2023 as a result of the amortization of the debt discount.

On October 6, 2023, the Company entered into a restructuring agreement with the February 2023 Lender whereby the maturity date was extended to February 28, 2024.

On February 12, 2024, the December 2022 Lender converted $1,250,000 of this note into the Company’s Preferred Series F stock, completing the note.

The Company recorded $137,500 as a gain on extinguishment of debt relating to the forgiveness of the original issuance discount upon conversion.

The April 2023 Loan Agreement

On April 24, 2023, the Company entered into a loan agreement (the “April 24 2023 Loan Agreement”) with a lender (the “April 24 2023 Lender”), whereby the April 24 2023 Lender issued the Company a promissory note of $109,500 (the “April 24 2023 Note”). Pursuant to the April 24 2023 Loan Agreement, the April 24 2023 Note has an interest rate of 10%. The maturity date of the April 2023 Note is April 24, 2024 (the “April 24 2023 Maturity Date”).

On October 21, 2023, the April 2023 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 65% of the lowest trading price of the Company’s common stock on the ten-trading day immediately preceding the date of the respective conversion. The Company recorded a $88,065 debt discount relating to a $5,000 original issue discount and $83,065 relating to the fair value of embedded derivative components of the note. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost. The Company expensed $58,710 during the years ended December 31, 2024 and 2023, respectively, as a result of the amortization of the debt discount.

On July 23, 2024, the Lender converted the remainder of this note and the September 27 2023 Note into a combined 171,039 shares of the Company’s common stock, and received an additional 10,461 shares of common stock as consideration.

During the year ended December 31, 2024, the note accrued $3,624 in interest. The debt discount is fully amortized as of December 31, 2024. The Company recorded $77,631 as a loss on extinguishment of debt related to the value of common stock issued for conversion exceeding the remaining note value.

The May 16 2023 Loan Agreement

On May 16, 2023, the Company entered into a loan agreement (the “First May 2023 Loan Agreement”) with a lender (the “First May 2023 Lender”), whereby the First May 2023 Lender issued the Company a promissory note of $275,000 (the “First May 2023 Note”). Pursuant to the First May 2023 Loan Agreement, the First May 2023 Note has an interest rate of 10%. The maturity date of the First May 2023 Note is May 16, 2024 (the “First May 2023 Maturity Date”). As additional consideration for entering in the First May 2022 Loan Agreement, the Company issued 4,400 warrants of the Company’s common stock with a relative fair value of $90,349 and 750 restricted shares of the Company’s common stock with a relative fair value of $16,090.

The First May 2023 Note was convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) at a price of $37.50 per share.

The Company recorded a $275,000 debt discount relating to a $60,000 original issue discount and $215,000 relating to the fair value of embedded derivative components of the note. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost. In the years ended December 31, 2024 and 2023, the Company expensed $183,333 and $91,667, respectively, as a result of the amortization of the debt discount.

On July 2, 2024, the Lender converted the remaining $278,178 of outstanding debt and interest into 231,815 shares of the Company’s common stock.

During the year ended December 31, 2024, the note recorded $9,890 in interest. The debt discount is fully amortized as of December 31, 2024. The Company recorded $37,158 as a loss on extinguishment of debt related to the value of interest paid via conversion exceeding the amount previously accrued.

The May 24 2023 Loan Agreement

On May 24, 2023, the Company entered into a loan agreement (the “May 24 2023 Loan Agreement”) with a lender (the “May 24 2023 Lender”), whereby the Second May 2023 Lender issued the Company a promissory note of $86,250 (the “May 24 2023 Note”). Pursuant to the Second May 2023 Loan Agreement, the Second May 2023 Note has an interest rate of 10%. The maturity date of the Second May 2023 Note is February 23, 2024 (the “May 24 2023 Maturity Date”). Beginning June 30, 2023, the Company is required to make 9 monthly payments of $11,021.

At any time following an event of default, the Second May 2023 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 61% of the lowest trading price of the Company’s common stock in the twenty-trading day immediately preceding the date of the respective conversion.

The Company recorded a $61,363 debt discount relating to an $11,250 original issue discount and $50,113 relating to the fair value of embedded derivative components of the note. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost. The Company expensed $13,636 in 2024 and $61,363 in 2023 as a result of the amortization of the debt discount.

During the year ended December 31, 2024, the note recorded $811 in interest. The Company recorded $976 as a gain on extinguishment of debt due to the value of interest paid being less than the amount previously accrued. During the year ended December 31, 2024, the Company repaid this note in full.

The June 23 2023 Loan Agreement

On June 23, 2023, the Company entered into a loan agreement (the “June 2023 Loan Agreement”) with Jeremy Frommer, the Company’s CEO, whereby Mr. Frommer issued the Company a promissory note of $86,100 (the “June 2023 Note”). Pursuant to the June 2023 Loan Agreement, the June 2023 Note has an effective interest rate of 18%. The maturity date of the June 2023 Note is December 23, 2023 (the “June 2023 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the June 2023 Loan Agreement were due. The June 2023 Note is convertible into the Company’s common stock at a price of $5.00 per share. Mr. Frommer was also issued 173 warrants with an exercise price of $20 and a relative fair value of $3,076. See Note 9 – Stockholders’ Equity for further detail on warrant issuances. During the year ended December 31, 2023, the Company repaid $35,000 in principal.

The Company recorded a $3,076 debt discount relating to an original issue discount, which was fully amortized during the year ended December 31, 2023..

During the year ended December 31, 2024, the Company repaid this note in full. The Company recorded $3,158 as a loss on extinguishment of debt due to the value of interest paid being less than the amount previously accrued.

The July 2023 Loan Agreement

On July 27, 2023, the Company entered into a loan agreement (the “July 2023 Loan Agreement”) with a lender (the “July 2023 Lender”), whereby the July 2023 Lender issued the Company a promissory note of $143,000 (the “July 2023 Note”). Pursuant to the July 2023 Loan Agreement, the July 2023 Note has an interest rate of 10%. The maturity date of the July 2023 Note is July 24, 2024 (the “July 2023 Maturity Date”).

On October 21, 2023, the July 2023 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 65% of the lowest trading price of the Company’s common stock on the ten-trading day immediately preceding the date of the respective conversion.

The Company recorded a $143,000 debt discount relating to the fair value of embedded derivative components of the note. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost. The Company expensed $83,417 in 2024 and $59,583 in 2023 as a result of the amortization of the debt discount.

On July 23, 2024, the Lender converted the remaining $143,000 of outstanding debt on this note and one other outstanding note into a combined 171,039 shares of the Company’s common stock, and received an additional 10,461 shares of common stock as consideration.

During the year ended December 31, 2024, the note accrued $627 in interest. The debt discount is fully amortized as of December 31, 2024. The Company recorded $2,932 as a loss on extinguishment of debt related to the difference between the value of common stock issued for conversion and the remaining note value.

The October 2023 Loan Agreement

On October 31, 2023, the Company entered into a loan agreement (the “October 2023 Loan Agreement”) with a lender (the “October 2023 Lender”) whereby the October 2023 Lender issued the Company a promissory note of $111,111 (the “October 2023 Note”). The maturity date of the October 2023 Note is October 31, 2024 (the “October 2023 Maturity Date”).

The Company recorded a $111,111 debt discount relating to an original issue discount, issuance costs, and derivative liability. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost. The Company expensed $92,593 in 2024 and $18,519 in 2023 as a result of the amortization of the debt discount.

During the three months ended March 31, 2024, the October 2023 lender converted $35,860 of the amounts owed under the note into the Company’s common stock and the Company accrued $2,740 in interest.

On July 29, 2024, the October 2023 lender converted the remaining $98,309 of outstanding debt and interest to 81,924 shares of the Company’s common stock.

During the year ended December 31, 2024, the note recorded $4,330 in interest. The Company recorded $21,042 as a loss on extinguishment of debt due to the value of interest paid being less than the amount previously accrued.

The February 20, 2024 Loan Agreement

On February 20, 2024, the Company entered into a promissory note agreement (the “February 20 Loan Agreement”) with a lender (the “February 20 Lender”), whereby the February 20 Lender issued the Company a promissory note of $50,000. The interest rate of the February 20 Note is 5%. The maturity date of the February 20 Note is August 20, 2024. As additional consideration for entering in the February 20 Loan Agreement, the Company issued 16,667 warrants of the Company’s common stock. The February 20 Loan Agreement is convertible into the Company’s common stock at a price of $3.00 per share.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $15,792 to the debt instrument (32%) and $34,208 to the warrants (68%). The Company recorded $34,208 of debt discount relating to the issuance of warrants, which was amortized over the life of the note to accretion of debt discount. The debt discount is fully amortized as of December 31, 2024.

On July 19, 2024, the Company and the February 20 Lender executed an agreement extending the maturity date from August 30, 2024 to December 31, 2024 for no additional consideration. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

On September 3, the February 20 Lender converted the total balance of the note to shares of Series G Preferred stock. The Company recognized $1,342 as a gain on extinguishment of debt due to the fair value of shares issued exceeding the remaining note value.

During the year ended December 31, 2024, the note recorded $1,342 in interest.

The March 11 Loan Agreement

On March 11, 2024, the Company entered into a convertible note agreement (the “March 11 Loan Agreement”) with a lender (the “March 11 Lender”), whereby the March 11 Lender issued the Company a convertible promissory note $100,000. The interest rate of the March 11 Note is 5%. The maturity date of the March 11 Note is July 11, 2024. As additional consideration for entering in the March 11 Loan Agreement, the Company issued 20,000 warrants of the Company’s common stock. The March 11 Loan Agreement is convertible into the Company’s common stock at a price of $3.00 per share.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $45,461 to the debt instrument (45%) and $54,539 to the warrants (55%). The Company accreted $54,539 of debt discount relating to an original issue discount, which was amortized over the life of the note to accretion of debt discount. The debt discount is fully amortized as of December 31, 2024.

On July 19, 2024, the Company and the March 11 Lender executed an agreement extending the maturity date from July 11, 2024 to December 28, 2024 for no additional consideration. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

On September 3, 2024 the March 11 Lender converted the balance of the note to shares of Series G Preferred stock. During the year ended December 31, 2024, the note recorded $2,411 in interest. The Company recorded $2,411 as a gain on extinguishment of debt due to the remaining value of the note exceeding the value of the shares issued for conversion.

The March 13 Loan Agreement

On March 13, 2024, the Company entered into a restructuring agreement with two of the remaining holders of the May 2022 Convertible Notes (the “First March 13 Loan Agreement”). As part of the agreement, the principal balance of the notes, each $495,000, was combined into a single note and increased to $1,100,000 and the conversion price was reduced to $8.50 per share. The notes accrue interest at a rate of 10% per annum for the first 12 months following closing and 15% thereafter, with interest payable monthly in cash beginning April 15, 2024. The maturity date was extended to 18 months from the date of closing.

As additional consideration for the exchange, the Company cancelled all Series C and Series D Warrants held by the noteholders and issued preferred shares convertible into 30,000 shares of the Company’s common stock. The Company also granted the noteholders a first-priority security interest in all of its assets and those of its subsidiaries.

Since the present value of the cash flows of the new and old debt were more than 10% different, the Company used extinguishment accounting under ASC 470-50. As part of the agreement, the Company recognized a $110,000 loss on extinguishment of debt due to the additional principal and a $148,907 gain on extinguishment of debt due to the forgiveness of accrued interest.

During the year ended December 31, 2024, the note recorded $88,301 in interest.

The March 22 Loan Agreement

On March 22, 2024, the Company entered into a convertible note agreement (the “March 22 Loan Agreement”) with a lender (the “March 22 Lender”), whereby the March 22 Lender issued the Company a convertible promissory note $75,000. The interest rate of the March 22 Note is 5%. The maturity date of the March 22 Note is July 22, 2024. As additional consideration for entering in the March 22 Loan Agreement, the Company issued 15,000 warrants of the Company’s common stock. The March 22 Loan Agreement is convertible into the Company’s common stock at a price of $2.75 per share.

On July 19, 2024, the Company and the March 22 Lender executed an agreement extending the maturity date from July 22, 2024 to December 28, 2024 for no additional consideration. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

On September 3, the March 22 Lender converted the remaining balance of the note to shares of Series G Preferred stock. The Company recorded $12,069 as a gain on extinguishment of debt related to the forgiveness of interest at the time of conversion.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $34,096 to the debt instrument (45%) and $40,904 to the warrants (55%). The Company recorded $40,904 of debt discount relating to the warrants, which was amortized over the life of the note to accretion of debt discount. The debt discount is fully amortized as of December 31, 2024. During the year ended December 31, 2024, the note recorded $12,069 in interest.

The First April 2nd Loan Agreement

On April 2, 2024, the Company entered into a loan agreement (the “First April 2 Loan Agreement”) with a lender (the “First April 2 Lender”), whereby the First April 2 Lender issued the Company a promissory note of $55,556 (the “First April 2 Note”). The maturity date of the First April 2 Note is October 2, 2024 (the “Maturity Date”). The First April 2 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $2.50. As additional consideration for entering in the First April 2 Loan Agreement, the Company issued 11,112 warrants of the Company’s common stock. The Company recorded a $5,556 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $31,210 to the debt instrument (56%) and $24,346 to the warrants (44%). The Company recorded $14,951 of debt discount relating to an original issue discount, which was amortized over the life of the note to accretion of debt discount and issuance cost. The debt discount is fully amortized as of December 31, 2024.

On October 15, 2024 the Lender agreed to amend the loan agreement, whereby the Maturity Date was extended to April 2, 2025. As consideration for the exchange, the Company agreed to increase the principal to $108,970, which was inclusive of all penalty principal additions and original issue discounts. The amendment was accounted for as a debt modification in accordance with ASC 470-50. As part of the agreement, the Company is required to make monthly payments of $1,800 towards the balance of the note. During the twelve months ended December 31, 2024, the Company paid $3,600 towards this note.

This note was outstanding as of December 31, 2024.

The Second April 2nd Loan Agreement

On April 2, 2024, the Company entered into a loan agreement (the “Second April 2 Loan Agreement”) with a lender (the “Second April 2 Lender”), whereby the Second April 2 Lender issued the Company a promissory note of $27,778 (the “Second April 2 Note”). The maturity date of the Second April 2 Note is October 2, 2024 (the “Maturity Date”). The Second April 2 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $2.50. The Company recorded a $2,778 debt discount relating to an original issue discount.

On November 21, 2024, the Lender converted the balance of the note to shares of Series G Preferred stock.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $15,605 to the debt instrument (56%) and $12,173 to the warrants (44%). The Company recorded $14,951 of debt discount and the original discount, which was amortized over the life of the note to accretion of debt discount and issuance cost. The debt discount is fully amortized as of December 31, 2024.

The Third April 2nd Loan Agreement

On April 2, 2024, the Company entered into a loan agreement (the “Third April 2 Loan Agreement”) with a lender (the “Second April 2 Lender”), whereby the Second April 2 Lender issued the Company a promissory note of $27,778 (the “Second April 2 Note”). The maturity date of the Second April 2 Note is October 2, 2024 (the “Maturity Date”). The Second April 2 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $2.50. The Company recorded a $2,778 debt discount relating to an original issue discount.

On August 29, 2024, the Second April 2 Lender converted the remaining balance of the note to shares of Series G Preferred stock.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $15,605 to the debt instrument (56%) and $12,173 to the warrants (44%). The Company recorded $14,951 of debt discount relating to the warrants and the original issue discount, which was amortized over the life of the note to accretion of debt discount and issuance cost. The debt discount is fully amortized as of December 31, 2024.

The Fourth April 2nd Loan Agreement

On April 2, 2024, the Company entered into a loan agreement (the “Fourth April 2 Loan Agreement”) with a lender (the “Second April 2 Lender”), whereby the Second April 2 Lender issued the Company a promissory note of $27,778 (the “Second April 2 Note”). The maturity date of the Second April 2 Note is October 2, 2024 (the “Maturity Date”). The Second April 2 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $2.50. The Company recorded a $2,778 debt discount relating to an original issue discount.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $15,605 to the debt instrument (56%) and $12,173 to the warrants (44%). The Company recorded $14,951 of debt discount relating to an original issue discount and the warrants, which was amortized over the life of the note to accretion of debt discount and issuance cost. The debt discount is fully amortized as of December 31, 2024.

On August 27, 2024, the Third April 2 Lender converted the balance of the note to shares of Series G Preferred stock.

The April 12th Loan Agreement

On April 12, 2024, the Company entered into a promissory note agreement (the “April 12 Loan Agreement”) with a lender (“April 12 lender”), whereby the April 12 lender issued the Company a convertible promissory note of $50,000 (the “April 12 Note”). The April 12 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $2.50. As additional consideration for entering in the April 12th Loan Agreement, the Company issued 40,000 warrants of the Company’s common stock. The original maturity date of the April 12 Note was August 12, 2024. On July 19, 2024, the Lender agreed to extend the maturity date to December 31, 2024. The amendment was accounted for as a debt modification in accordance with ASC 470-50.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $19,009 to the debt instrument (38%) and $30,991 to the warrants (62%). The Company recorded $30,991 of debt discount, which was amortized over the life of the note to accretion of debt discount and issuance cost. The debt discount is fully amortized as of December 31, 2024. During the year ended December 31, 2024, the note recorded $3,603 in interest.

On September 3, the April 12th Lender converted the balance of the note to shares of Series G Preferred stock.

The November 22nd Loan Agreement

On November 22, 2024, the Company entered into a promissory note agreement (the “November 22 Loan Agreement”) with a lender (“November 22 lender”), whereby the November 22 lender issued the Company a convertible promissory note of $30,000 (the “November 22 Note”) with an original issuance discount of $5,000. The November 22 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $1.00, or the lesser of and the lowest per-share amount of any financing consummated after the date of the Agreement. As additional consideration for entering in the November 22 Loan Agreement, the Company issued 120,000 warrants of the Company’s common stock. The original maturity date of the November 22 Note is March 22, 2025.

The Company accounted for the issuance of the warrants and the note using the relative fair value method. The total relative fair value was allocated as follows: $6,537 to the debt instrument (22%) and $24,463 to the warrants (78%).

During the year ended December 31, 2024, the Company recorded a $29,463 debt discount relating to an original issue discount and the issuance of warrants, which is being amortized over the life of the note to accretion of debt discount and issuance cost. As of December 31, 2024, the debt discount was $19,213. During the year ended December 31, 2024, the note recorded $577 in interest.

As of December 31, 2024, the note remains outstanding.